Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

	December 31, 2019	December 31, 2018

Cash	$173,801	$200,644
Short-term bank deposits	3,941	85,668
	$177,742	$286,312